CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2025
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

NOTE 3 - CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS:

The preparation of financial statements requires management to make estimates which, by definition, will seldom equal the actual results and will affect the reported amounts in the Company’s consolidated financial statements and the accompanying notes. Some of the policies described in note 2 of the Company’s consolidated financial statements involve a high degree of judgment or complexity. The Company believes that the most critical accounting policies and significant areas of judgment and estimation are in:

•Recognition and measurement of allowance for rebates and patient discount programs.

•Impairment reviews of intangible research and development assets.

Recognition and measurement of allowance for rebates and patient discount programs

The Company offers various rebate and patient discount programs, which result in discounted prescriptions to qualified patients. These rebates and discounts, provided to wholesalers and patients, are accounted for as variable consideration, and recognized as a reduction in revenue, for which unsettled amounts are accrued. Rebate allowances are calculated based on historical and estimated utilization at revenue recognition.

The main estimates used in recognizing and measuring these allowances relate to the amount of products sold to customers not yet prescribed to patients (units “in the channel”) and the projected duration of selling these units. The Company periodically evaluates its estimates against actual results and, if necessary, updates the estimates accordingly.

Impairment reviews of intangible R&D assets

The Company reviews annually or when events or changes in circumstances indicate the carrying value of the R&D assets may not be recoverable.

When and if necessary, an impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is determined using discounted cash flow calculations where the asset’s expected post-tax cash flows are risk-adjusted over their estimated remaining useful economic life. The risk-adjusted cash flows are discounted using the estimated Company’s post-tax weighted average cost of capital (“WACC”) which is 17.2%.

The main estimates used in calculating the recoverable amount include: outcome of the therapeutic candidates R&D activities; probability of success in gaining regulatory approval, size of the potential market and the Company’s asset’s specific share in it; amount and timing of projected future cash flows and the Company’s main interest rate risk during the periods.

In the years presented in these financial statements, there were no impairments recorded for intangible R&D assets.